STOCK BASED COMPENSATION - Activity Narrative (Details)-Q							3 Months Ended	6 Months Ended	12 Months Ended
	Apr. 15, 2018 shares	Apr. 15, 2017 shares	Jan. 01, 2017 shares	May 04, 2016 director $ / shares shares	Apr. 12, 2016 $ / shares shares	Jan. 28, 2016 $ / shares shares	Mar. 31, 2016 shares	Jun. 30, 2016 $ / shares shares	Dec. 31, 2015 $ / shares shares
STOCK BASED COMPENSATION
Number options issued								1,425,000	275,000
Exercise price of options issued (in dollars per share) | $ / shares								$ 0.97	$ 1.00
Chief Operating Officer
STOCK BASED COMPENSATION
Number options issued						875,000	250,000
Exercise price of options issued (in dollars per share) | $ / shares						$ 1.00
Chief Operating Officer | Tranche One
STOCK BASED COMPENSATION
Vesting						125,000
Chief Operating Officer | Tranche Two | Forecast
STOCK BASED COMPENSATION
Vesting			750,000
Vice President of Land Operations
STOCK BASED COMPENSATION
Number options issued					250,000
Exercise price of options issued (in dollars per share) | $ / shares					$ 0.80
Vice President of Land Operations | Tranche One
STOCK BASED COMPENSATION
Vesting					50,000
Vice President of Land Operations | Tranche Two | Forecast
STOCK BASED COMPENSATION
Vesting		100,000
Vice President of Land Operations | Tranche Three | Forecast
STOCK BASED COMPENSATION
Vesting	100,000
Directors
STOCK BASED COMPENSATION
Number options issued				50,000
Exercise price of options issued (in dollars per share) | $ / shares				$ 1.10
Number of directors appointed | director				2